FRANKLIN TEMPLETON AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.4%
DOMESTIC EQUITY - 76.0%
American Funds Insurance Series - Growth Fund, Class 1A		500,236	$55,421,142
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		896,922	28,827,086
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		633,526	25,816,181	*
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		480,689	87,942,120
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares		630,232	40,675,194	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		2,190,428	39,500,858
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,684,136	19,204,713	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		1,712,065	19,402,145
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,863,087	55,141,957
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		845,076	33,650,914
MFS® Research Series, Initial Class		761,031	26,811,112	*
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		1,594,475	42,987,048
Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio, Initial Class		482,873	33,187,865

TOTAL DOMESTIC EQUITY			508,568,335

FOREIGN EQUITY - 16.6%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		552,738	27,686,643
Invesco Variable Insurance Funds - Invesco V.I. International Growth Fund, Class I Shares		802,843	28,581,194	*
MainStay VP Funds Trust - MainStay VP MacKay International Equity Portfolio, Initial Class		2,017,340	23,229,872
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class		2,916,388	31,817,798

TOTAL FOREIGN EQUITY			111,315,507

DOMESTIC FIXED INCOME - 6.8%
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		4,444,180	45,641,734

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $587,485,893)			665,525,576

RATE
SHORT-TERM INVESTMENTS - 0.5%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $3,465,308)	5.207%	3,465,308	3,465,308	(c)

TOTAL INVESTMENTS - 99.9% (Cost - $590,951,201)			668,990,884
Other Assets in Excess of Liabilities - 0.1%			439,325

TOTAL NET ASSETS - 100.0%			$669,430,209

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report	1

FRANKLIN TEMPLETON MODERATELY AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.4%
DOMESTIC EQUITY - 57.9%
American Funds Insurance Series - Growth Fund, Class 1A	1,086,261	$120,346,908
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares	1,246,507	40,062,729
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class	990,082	40,345,866	*
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares	1,130,332	206,794,191
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares	1,679,118	108,370,266	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	4,059,736	73,210,838
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class	4,682,081	53,391,181	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class	3,171,604	35,942,517
MainStay VP Wellington U.S. Equity Portfolio, Initial Class	3,236,805	95,800,031
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class	1,879,164	74,828,305
MFS® Research Series, Initial Class	1,850,828	65,204,669	*
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class	3,239,707	87,342,495
Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio, Initial Class	1,130,087	77,670,883

TOTAL DOMESTIC EQUITY		1,079,310,879

DOMESTIC FIXED INCOME - 26.4%
American Funds Insurance Series - The Bond Fund of America, Class 1A	5,771,005	54,247,444
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I Shares	4,062,840	27,830,452
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	17,733,603	182,124,108
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares	12,958,327	63,495,804	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class	3,698,704	45,499,232
MainStay VP PIMCO Real Return Portfolio, Initial Class	4,688,451	36,499,591
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class	9,041,266	82,185,105

TOTAL DOMESTIC FIXED INCOME		491,881,736

FOREIGN EQUITY - 11.8%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares	1,354,432	67,843,511
Invesco Variable Insurance Funds - Invesco V.I. International Growth Fund, Class I Shares	1,735,208	61,773,401	*
MainStay VP Funds Trust - MainStay VP MacKay International Equity Portfolio, Initial Class	3,204,418	36,899,201
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class	4,864,205	53,068,472

TOTAL FOREIGN EQUITY		219,584,585

FOREIGN FIXED INCOME - 3.3%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1	2,951,640	23,288,436	*
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	3,741,915	36,970,123

TOTAL FOREIGN FIXED INCOME		60,258,559

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,712,316,854)		1,851,035,759

See Notes to Schedules of Investments.

2	Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

FRANKLIN TEMPLETON MODERATELY AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

DESCRIPTION	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.6%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $11,528,971)	5.207%	11,528,971	$11,528,971	(c)

TOTAL INVESTMENTS - 100.0% (Cost - $1,723,845,825)			1,862,564,730
Other Assets in Excess of Liabilities - 0.0%††			855,543

TOTAL NET ASSETS - 100.0%			$1,863,420,273

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report	3

FRANKLIN TEMPLETON MODERATE MODEL PORTFOLIO

Schedules of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
DOMESTIC EQUITY - 47.8%
American Funds Insurance Series - Growth Fund, Class 1A	552,423	$61,202,986
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares	990,479	31,833,995
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class	524,407	21,369,574	*
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares	1,062,403	194,366,539
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares	1,044,352	67,402,453	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	1,613,248	29,092,349
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class	3,721,619	42,438,739	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class	1,889,836	21,416,751
MainStay VP Wellington U.S. Equity Portfolio, Initial Class	2,057,816	60,905,374
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class	1,119,866	44,593,073
MFS® Research Series, Initial Class	1,050,423	37,006,418	*
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class	1,490,574	40,185,888
Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio, Initial Class	448,864	30,850,440

TOTAL DOMESTIC EQUITY		682,664,579

DOMESTIC FIXED INCOME - 36.2%
American Funds Insurance Series - The Bond Fund of America, Class 1A	13,837,038	130,068,164
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I Shares	3,997,092	27,380,080
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	9,822,353	100,875,565
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares	15,023,549	73,615,389	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class	3,274,753	40,284,044
MainStay VP MacKay Convertible Portfolio, Initial Class	1,865,697	27,582,279
MainStay VP PIMCO Real Return Portfolio, Initial Class	4,324,010	33,662,418
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class	9,265,418	84,222,648

TOTAL DOMESTIC FIXED INCOME		517,690,587

FOREIGN EQUITY - 11.7%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares	1,221,102	61,165,014
Invesco Variable Insurance Funds - Invesco V.I. International Growth Fund, Class I Shares	1,181,493	42,061,153	*
MainStay VP Funds Trust - MainStay VP MacKay International Equity Portfolio, Initial Class	2,546,367	29,321,667
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class	3,221,520	35,146,777

TOTAL FOREIGN EQUITY		167,694,611

FOREIGN FIXED INCOME - 3.8%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1	2,613,106	20,617,410	*
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	3,451,259	34,098,434

TOTAL FOREIGN FIXED INCOME		54,715,844

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,345,238,163)		1,422,765,621

See Notes to Schedules of Investments.

4	Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

FRANKLIN TEMPLETON MODERATE MODEL PORTFOLIO

Schedules of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

DESCRIPTION	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.5%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $7,340,953)	5.207%	7,340,953	$7,340,953	(c)

TOTAL INVESTMENTS - 100.0% (Cost - $1,352,579,116)			1,430,106,574
Liabilities in Excess of Other Assets - (0.0)%††			(393,642)

TOTAL NET ASSETS - 100.0%			$1,429,712,932

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report	5

FRANKLIN TEMPLETON MODERATELY CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.1%
DOMESTIC FIXED INCOME - 47.2%
American Funds Insurance Series - The Bond Fund of America, Class 1A	4,813,135	$45,243,471
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I Shares	1,848,785	12,664,177
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares	2,985,426	30,660,325
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares	5,894,946	28,885,236	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class	2,355,885	28,980,679
MainStay VP MacKay Convertible Portfolio, Initial Class	575,093	8,502,118
MainStay VP PIMCO Real Return Portfolio, Initial Class	2,666,356	20,757,585
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class	3,199,655	29,084,860

TOTAL DOMESTIC FIXED INCOME		204,778,451

DOMESTIC EQUITY - 35.3%
American Funds Insurance Series - Growth Fund, Class 1A	85,231	9,442,746
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class	134,742	5,490,755	*
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares	310,609	56,825,938
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Appreciation Portfolio, Class I Shares	232,603	15,012,211	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class	497,355	8,968,994
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class	1,147,410	13,084,262	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class	485,899	5,506,496
MainStay VP Wellington U.S. Equity Portfolio, Initial Class	317,282	9,390,618
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class	258,989	10,312,937
MFS® Research Series, Initial Class	259,110	9,128,456	*
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class	375,996	10,136,852

TOTAL DOMESTIC EQUITY		153,300,265

FOREIGN EQUITY - 8.8%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares	414,472	20,760,892
Invesco Variable Insurance Funds - Invesco V.I. International Growth Fund, Class I Shares	242,712	8,640,548	*
Variable Insurance Products Fund - VIP Emerging Markets Portfolio, Initial Class	794,463	8,667,596

TOTAL FOREIGN EQUITY		38,069,036

FOREIGN FIXED INCOME - 7.8%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1	1,074,095	8,474,608	*
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class	2,554,184	25,235,333

TOTAL FOREIGN FIXED INCOME		33,709,941

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $422,974,241)		429,857,693

See Notes to Schedules of Investments.

6	Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

FRANKLIN TEMPLETON MODERATELY CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Portfolio net assets)

DESCRIPTION	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.6%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $2,298,979)	5.207%	2,298,979	$2,298,979	(c)

TOTAL INVESTMENTS - 99.7% (Cost - $425,273,220)			432,156,672
Other Assets in Excess of Liabilities - 0.3%			1,479,997

TOTAL NET ASSETS - 100.0%			$433,636,669

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report	7

FRANKLIN TEMPLETON CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	March 31, 2024

(Percentages shown based on Portfolio net assets)

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
DOMESTIC FIXED INCOME - 62.6%
American Funds Insurance Series - The Bond Fund of America, Class 1A		1,742,918	$16,383,431
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I Shares		935,098	6,405,422
Fidelity Salem Street Trust - Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,454,846	14,941,264
Legg Mason Partners Variable Income Trust - Western Asset Core Plus VIT Portfolio, Class I Shares		2,236,435	10,958,530	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,723,669	21,203,542
MainStay VP MacKay Convertible Portfolio, Initial Class		218,102	3,224,397
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,719,782	13,388,501
PIMCO Variable Insurance Trust - PIMCO Total Return Portfolio, Institutional Class		1,647,524	14,975,994

TOTAL DOMESTIC FIXED INCOME			101,481,081

DOMESTIC EQUITY - 22.0%
American Funds Insurance Series - Growth Fund, Class 1A		32,316	3,580,269
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		40,907	1,666,976	*
Fidelity Concord Street Trust - Fidelity® 500 Index Fund, Institutional Premium Shares		119,474	21,857,862
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		188,680	3,402,534
MainStay VP Small Cap Growth Portfolio, Initial Class		147,432	1,670,785
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		126,780	3,417,994

TOTAL DOMESTIC EQUITY			35,596,420

FOREIGN FIXED INCOME - 12.8%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		407,445	3,214,742	*
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,776,607	17,552,876

TOTAL FOREIGN FIXED INCOME			20,767,618

FOREIGN EQUITY - 2.1%
Fidelity Concord Street Trust - Fidelity® International Index Fund, Institutional Premium Shares		67,134	3,362,745

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $166,331,876)			161,207,864

	RATE
SHORT-TERM INVESTMENTS - 0.5%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $857,370)	5.207%	857,370	857,370	(b)

TOTAL INVESTMENTS - 100.0% (Cost - $167,189,246)			162,065,234
Liabilities in Excess of Other Assets - (0.0)%††			(49,488)

TOTAL NET ASSETS - 100.0%			$162,015,746

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

8	Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report	9

Notes to Schedules of Investments (unaudited) (cont’d)

proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios_ assets carried at fair value:

Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (Level 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$319,897,520	$188,670,815	—	$508,568,335
Foreign Equity	88,085,635	23,229,872	—	111,315,507
Domestic Fixed Income	45,641,734	—	—	45,641,734

Total Long-Term Investments	453,624,889	211,900,687	—	665,525,576

Short-Term Investments†	3,465,308	—	—	3,465,308

Total Investments	$457,090,197	$211,900,687	—	$668,990,884

†	See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$700,619,404	$378,691,474	—	$1,079,310,878
Domestic Fixed Income	409,882,913	81,998,823	—	491,881,736

10	Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Foreign Fixed Income	$60,258,559	—	—	$60,258,559
Foreign Equity	182,685,385	$36,899,201	—	219,584,586

Total Long-Term Investments	1,353,446,261	497,589,498	—	1,851,035,759

Short-Term Investments†	11,528,971	—	—	11,528,971

Total Investments	$1,364,975,232	$497,589,498	—	$1,862,564,730

†	See Schedule of Investments for additional detailed categorizations.

Moderate Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$467,608,380	$215,056,199	—	$682,664,579
Domestic Fixed Income	416,161,846	101,528,741	—	517,690,587
Foreign Fixed Income	54,715,844	—	—	54,715,844
Foreign Equity	138,372,944	29,321,667	—	167,694,611

Total Long-Term Investments	1,076,859,014	345,906,607	—	1,422,765,621

Short-Term Investments†	7,340,953	—	—	7,340,953

Total Investments	$1,084,199,967	$345,906,607	—	$1,430,106,574

†	See Schedule of Investments for additional detailed categorizations.

Moderately Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$106,907,148	$46,393,116	—	$153,300,264
Domestic Fixed Income	146,538,069	58,240,382	—	204,778,451
Other Investments in Underlying Funds	71,778,978	—	—	71,778,978

Total Long-Term Investments	325,224,195	104,633,498	—	429,857,693

Short-Term Investments†	2,298,979	—	—	2,298,979

Total Investments	$327,523,174	$104,633,498	—	$432,156,672

†	See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$26,942,832	$8,653,588	—	$35,596,420

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report	11

Notes to Schedules of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Domestic Fixed Income	$63,664,641	$37,816,440	—	$101,481,081
Other Investments in Underlying Funds	24,130,363	—	—	24,130,363

Total Long-Term Investments	114,737,836	46,470,028	—	161,207,864

Short-Term Investments†	857,370	—	—	857,370

Total Investments	$115,595,206	$46,470,028	—	$162,065,234

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2024. The following transactions were effected in such Underlying Funds for the period ended March 31, 2024.

Aggressive Model Portfolio	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares

ClearBridge Variable Appreciation Portfolio, Class I Shares	$33,843,192	$2,928,037	48,445	$87,051	1,414	$(1,287)	—	—	$3,992,303	$40,675,194

Moderately Aggressive Model Portfolio	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares

ClearBridge Variable Appreciation Portfolio, Class I Shares	$93,584,597	$3,940,309	67,963	$93,268	1,538	$(2,784)	—	—	$10,941,412	$108,370,266
Western Asset Core Plus VIT Portfolio, Class I Shares	58,369,015	5,688,674	1,166,607	—	—	—	—	—	(561,885)	63,495,804

	$151,953,612	$9,628,983		$93,268		$(2,784)	—	—	$10,379,527	$171,866,070

Moderate Model Portfolio	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares

ClearBridge Variable Appreciation Portfolio, Class I Shares	$58,867,701	$1,773,682	29,916	—	—	—	—	—	$6,761,070	$67,402,453
Western Asset Core Plus VIT Portfolio, Class I Shares	71,168,849	3,166,264	646,004	—	—	—	—	—	(719,724)	73,615,389

	$130,036,550	$4,939,946		—		—	—	—	$6,041,346	$141,017,842

12	Franklin Templeton Model Portfolio Funds 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)

Moderately Conservative Model Portfolio	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares

ClearBridge Variable Appreciation Portfolio, Class I Shares	$13,866,286	$119,684	2,075	$517,045	8,422	$14,122	—	—	$1,529,164	$15,012,211
Western Asset Core Plus VIT Portfolio, Class I Shares	30,145,215	99,351	20,194	1,050,579	215,190	(61,952)	—	—	(246,799)	28,885,236

	$44,011,501	$219,035		$1,567,624		$(47,830)	—	—	$1,282,365	$43,897,447

Conservative Model Portfolio	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares

Western Asset Core Plus VIT Portfolio, Class I Shares	$11,423,877	$75,975	15,537	$423,672	86,956	$(25,891)	—	—	$(91,759)	$10,958,530

Franklin Templeton Model Portfolio Funds 2024 Quarterly Report	13